[PIE CHART WITH CASH EMPHASIS]

FUND PROFILE
July 8, 1998

THE STRONG HERITAGE MONEY FUND
THE STRONG MONEY MARKET FUND
THE STRONG MUNICIPAL MONEY MARKET FUND
THE STRONG STEP 1SM MONEY FUND
THE STRONG ADVANTAGE FUND
THE STRONG MUNICIPAL ADVANTAGE FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by Calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

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STRONG FUNDS

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WHAT ARE THE FUNDS' GOALS?
The STRONG HERITAGE MONEY FUND, STRONG MONEY MARKET FUND, and STRONG STEP 1 MONEY FUND seek current income, a stable share price, and daily liquidity.

The STRONG MUNICIPAL MONEY MARKET FUND seeks federally tax-exempt current income, a stable share price, and daily liquidity.

The STRONG ADVANTAGE FUND seeks current income with a very low degree of share-price fluctuation.

The STRONG MUNICIPAL ADVANTAGE FUND seeks federally tax-exempt current income with a very low degree of share-price fluctuation.

WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
The HERITAGE MONEY, MONEY MARKET, and STEP 1 MONEY FUNDS are managed to provide attractive yields and a stable share price of $1.00. They invest in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The MUNICIPAL MONEY MARKET FUND follows a similar strategy, but invests primarily in municipal securities. The managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

The ADVANTAGE FUND invests primarily in very short-term, high-quality bonds and money market securities. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality. To help limit changes in share price, the Fund's average maturity is usually one year or less. The MUNICIPAL ADVANTAGE FUND follows a similar investment strategy, but focuses on municipal securities, which generally provide income free from federal income taxes. For both Funds, the managers may sell a holding if its value becomes unattractive.

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. Each Fund's reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
BOND RISKS: The Funds' major risks are those of investing in the bond market. The value of your investment in these Funds can be affected by movements in interest rates, economic developments, or changes in the credit ratings of the companies or government authorities that issue bonds. Generally, the longer a bond's maturity, the greater its risk. Because bond values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

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NOT INSURED: Investments in the money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in these Funds.

HIGH-YIELD BONDS: The ADVANTAGE and MUNICIPAL ADVANTAGE FUNDS may invest a portion of their assets in lower-quality, high-yield securities. These bonds involve greater risks, including the possibility that the issuer of the bond may not be able to make its payments of interest and principal.

FOREIGN INVESTMENTS: The ADVANTAGE FUND may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

MORTGAGE AND ASSET-BACKED SECURITIES: The ADVANTAGE and MUNICIPAL ADVANTAGE FUNDS may invest in mortgage-backed and asset-backed securities. The main risk of these securities is that the borrower will prepay the principal owed to the issuer. If that happens, the Fund may have to replace the security with a lower-yielding one.

SHARE PRICES MAY VARY: The share price of the ADVANTAGE and the MUNICIPAL ADVANTAGE FUNDS will vary. These Funds are not appropriate investments for those investors whose main concern is absolute stability of principal.

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds with at least a full calendar year's returns appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

       Money    Heritage  Municipal    Advantage   Municipal
       Market   Money     Money                    Advantage

-----  -------  --------  -----------  ----------  ----------
 1988   7.5%        -       5.2%           -           -
-----  -------  --------  -----------  ----------  ----------
 1989   9.2%        -       6.1%          9.4%          -
-----  -------  --------  -----------  ----------  ----------
 1990   8.1%        -       6.1%          6.6%          -
-----  -------  --------  -----------  ----------  ----------
 1991   6.1%        -       5.2%         10.6%          -
-----  -------  --------  -----------  ----------  ----------
 1992   3.7%        -       3.4%          8.4%          -
-----  -------  --------  -----------  ----------  ----------
 1993   2.9%        -       2.5%          7.9%          -
-----  -------  --------  -----------  ----------  ----------
 1994   4.0%        -       2.9%          3.6%          -
-----  -------  --------  -----------  ----------  ----------
 1995   6.2%        -       4.1%          7.5%          -
-----  -------  --------  -----------  ----------  ----------
 1996   5.3%     5.7%       3.6%          6.7%        4.9%
-----  -------  --------  -----------  ----------  ----------
 1997   5.3%     5.6%       3.6%          6.5%        5.1%
-----  -------  --------  -----------  ----------  ----------
FOR THE FIRST QUARTER OF 1998, THE FUNDS' RETURNS WERE: MONEY MARKET, 1.3%; HERITAGE, 1.3%; MUNICIPAL MONEY, 0.8%; ADVANTAGE, 1.5%; AND MUNICIPAL ADVANTAGE, 1.1%.
                                                  CONTINUED..

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MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED..

AVERAGE ANNUAL TOTAL RETURNS
AS OF 3-31-98

FUND/INDEX                              1-YEAR    5-YEAR   10-YEAR
-------------------------------------  --------  -------  --------
HERITAGE MONEY                           5.60%      -         -
-------------------------------------  --------  -------  --------
SALOMON BROS. 3-MONTH T-BILL             5.27%      -         -
-------------------------------------  --------  -------  --------
MONEY MARKET                             5.37%    4.87%     5.79%
-------------------------------------  --------  -------  --------
SALOMON BROS. 3-MONTH T-BILL             5.27%    4.81%     5.60%
-------------------------------------  --------  -------  --------
MUNICIPAL MONEY                          3.62%    3.38%     4.22%
-------------------------------------  --------  -------  --------
SALOMON BROS. 3-MONTH T-BILL             5.27%    4.81%     5.60%
-------------------------------------  --------  -------  --------
ADVANTAGE                                6.58%    6.21%       -
-------------------------------------  --------  -------  --------
SALOMON BROS. 3-MONTH T-BILL             6.44%    5.30%       -
-------------------------------------  --------  -------  --------
MUNICIPAL ADVANTAGE                      5.18%      -         -
-------------------------------------  --------  -------  --------
LIPPER SHORT MUNICIPAL DEBT              4.97%      -         -
-------------------------------------  --------  -------  --------
THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD OF THREE-MONTH TREASURY BILLS. THE SALOMON BROTHERS 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX ("1-YEAR TREASURY BILL") IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD ON ONE-YEAR TREASURY BILLS. THE LEHMAN BROTHERS MUNICIPAL 1 YEAR BOND INDEX IS AN UN-MANAGED INDEX GENERALLY REPRESENTATIVE OF ONE-YEAR, TAX-EXEMPT BONDS
SOURCE: STANDARD & POOR'S MICROPAL.

BEST AND WORST QUARTERLY PERFOMANCE

FUND NAME           BEST QUARTER RETURN  WORST QUARTER RETURN
------------------  -------------------  ---------------------
Heritage Money        1.5% (4th Q 1995)    1.3% (1st Q 1998)
------------------  -------------------  ---------------------
Money Market          2.4% (2nd Q 1989)    0.7% (2nd Q 1993)
--------------------  -------------------  -------------------
Municipal Money       1.6% (2nd Q 1989)    0.6% (1st Q 1994)
--------------------  -------------------  -------------------
Advantage             3.0% (1st Q 1989)    0.4% (2nd Q 1994)
--------------------  -------------------  -------------------
Municipal Advantage   1.7% (3rd Q 1996)   0.6% (1st Q 1996)
--------------------  -------------------  -------------------

As of March 31, 1998, the Advantage Fund's 30-day yield was 6.3%, and the Municipal Advantage Fund yielded 4.0%. For investors in the 36% tax bracket, the Municipal Advantage Fund's taxable equivalent yield was 6.2%. (Without fee waivers and absorptions, the Municipal Advantage Fund's yields would have been 3.9% and 6.1%, respectively.) For current yield information on any of the Funds, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Funds are 100% no-load, so you pay no fees to buy or sell shares. There also are no 12b-1 marketing fees. The HERITAGE MONEY FUND charges a fee of $3 for each

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redemption, exchange, and check written against your account. This redemption fee is waived if you maintain a balance of $100,000 or more in your account. The HERITAGE MONEY FUND also charges a $3 quarterly account maintenance fee if your balance is less than $25,000. This fee will not be deducted if your total assets in Strong Funds equal $100,000 or more.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) You do pay the costs of operating each Fund, which are deducted from Fund assets. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND              MANAGEMENT FEES  OTHER EXPENSES   TOTAL EXPENSES
----------------  ---------------  ---------------  ---------------
Heritage Money      0.50%            0.07%            0.57%*
----------------  ---------------  ---------------  ---------------
Money Market        0.50%            0.37%            0.87%*
----------------  ---------------  ---------------  ---------------
Municipal Money     0.50%            0.10%            0.60%
----------------  ---------------  ---------------  ---------------
Step 1SM Money      0.50%            1.56%            2.06%*
----------------  ---------------  ---------------  ---------------
Advantage           0.60%            0.17%            0.77%
----------------  ---------------  ---------------  ---------------
Municipal Advantage 0.60%            0.07%            0.67%*
----------------  ---------------  ---------------  ---------------

*TOTAL OPERATING EXPENSES DO NOT REFLECT THE INVESTMENT ADVISOR'S WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH SUCH WAIVERS AND/OR ABSORPTIONS, THE TOTAL OPERATING EXPENSES OF THESE FUNDS WERE AS FOLLOWS: HERITAGE MONEY, 0.25%; MONEY MARKET, 0.48%; STEP 1 MONEY, 0.00%; AND MUNICIPAL ADVANTAGE, 0.45%.

THE INVESTMENT ADVISOR HAS AGREED TO WAIVE ITS MANAGEMENT FEE AND ABSORB EXPENSES TO KEEP THE HERITAGE MONEY FUND'S TOTAL OPERATING EXPENSES AT 0.45% OR LESS UNTIL JANUARY 1, 1999. THE INVESTMENT ADVISOR HAS AGREED TO WAIVE ITS ENTIRE MANAGEMENT FEE AND ABSORB ALL EXPENSES OF THE STEP 1 MONEY FUND UNTIL AUGUST 1, 1998.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND             1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------  ---------  ---------  ---------  ---------
Heritage Money      $58       $183       $318       $714
-------------  ---------  ---------  ---------  ---------
Money Market        $89       $278       $482       $1,073
-------------  ---------  ---------  ---------  ---------
Municipal Money     $61       $192       $335       $750
-------------  ---------  ---------  ---------  ---------
Step 1 Money        $209      $646       $1,108     $2,390
-------------  ---------  ---------  ---------  ---------
Advantage           $79       $246       $428       $954
-------------  ---------  ---------  ---------  ---------
Municipal Advantage $68       $214       $373       $835
-------------  ---------  ---------  ---------  ---------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Jay N. Mueller manages the HERITAGE MONEY, MONEY MARKET, and STEP 1 MONEY MARKET FUNDS. He joined the Advisor as a portfolio manager in September 1991, and has 15 years of investment experience.

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Steven D. Harrop manages the MUNICIPAL MONEY MARKET and MUNICIPAL ADVANTAGE
FUNDS. He joined the Advisor as a portfolio manager in March 1991, and has 23 years of investment experience.

Jeffrey A. Koch co-manages the ADVANTAGE FUND. He joined Strong as a fixed-income analyst in June 1989, and has nine years of investment experience. He has managed or co-managed the ADVANTAGE FUND since July 1991. Lyle Fitterer has co-managed the ADVANTAGE FUND since March 1997. He joined Strong in May 1989, and has six years of investment experience. He previously worked at Strong as manager of the fixed income fund accounting department.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

You can open your account
- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment for a regular account is $2,500 for the MONEY MARKET, MUNICIPAL MONEY, ADVANTAGE, and MUNICIPAL ADVANTAGE FUNDS, and $1,000 for the STEP 1 MONEY FUND. For these Funds, there is a minimum $500 investment for an Education IRA, and $250 for an IRA or transfer or gift to minor account. (For minimums on other retirement plans, call 1-800-368-2882.) If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. Please note that you may not open IRAs or Education IRAs in the municipal funds.

For the HERITAGE MONEY FUND, the minimum initial investment into any account is $25,000, and the minimum for subsequent investments is $1,000. These minimums are not waived for Automatic Investment Plans.

Investments in the STEP 1 MONEY FUND are limited to $20,000 per account, with a limit of two accounts (one regular and one IRA) per person. Only individuals may invest in the Fund.

HOW CAN I SELL FUND SHARES?
There are several ways you can redeem (sell) shares from the Fund.
- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's

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name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may pay income from interest on the bonds in their portfolios. In addition, the ADVANTAGE and MUNICIPAL ADVANTAGE FUNDS may earn capital gains from appreciation on their holdings. The Funds declare income daily and distribute it monthly, and declare and distribute capital gains annually. Income will provide the entire return of the money market funds.

Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. The income from the MUNICIPAL MONEY and MUNICIPAL ADVANTAGE FUNDS is generally exempt from federal income taxes, but may be subject to state tax. In addition, investors who are subject to the Alternative Minimum Tax (AMT) may have to pay tax on a portion of their income from these Funds.

Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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[PICTURE OF TELEPHONE]
To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
call 1-800-368-3863

If you are a
Financial Professional,
CALL 1-800-368-1683

[PICTURE OF STRONG WEB SITE ON COMPUTER]
Strong On-Line
www.strong-funds.com

[STRONG LOGO]

STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin  53201
Strong Funds Distributors, Inc. 7872E98      CA798P